OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

NOTE 9: OTHER CURRENT LIABILITIES

The following table presents the components of other current liabilities as of the dates indicated:

	September 30,	December 31,
	2024	2023
Royalty payable – ONRR	$15,838	$45,059
Installment agreement – ONRR	57,300	—
Total other current liabilities	$73,138	$45,059

NOTE 9. OTHER CURRENT LIABILITIES

The following table presents the components of other current liabilities as of the dates indicated:

	December 31,	December 31,
	2023	2022
Royalty payable – ONRR	$45,059	$36,047
Royalty payable – ONRR – installment agreement	—	126,270
Total other current liabilities	$45,059	$162,317